SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2019
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES

NOTE 20 - SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Payroll and related expenses	9,335	7,540	5,012
Share-based payments	941	575	387
Professional services	3,680	1,626	1,778
Samples	178	—	1,569
Travel and related expenses	2,193	1,822	2,236
Office-related expenses	789	495	395
Other	1,217	428	637
	18,333	12,486	12,014